Income taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income taxes
25	Income taxes

(a)	Measurement of results for tax purposes

The Company measures its results for tax purposes in United States dollar, as stipulated by the relevant regulations.

The Company and its Israeli subsidiaries are taxed under the Israeli Income Tax ordinance – 1961, for which the relevant tax rate during the years 2022-2024 is 23%.

Non-Israeli subsidiaries are taxed under the laws in their countries of residence.

Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. The legislation became effective for the Group’s financial year beginning January 1, 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes. This assessment is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities of the Group. Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Group operates are above 15%. Although, there is a limited number of jurisdictions where the Transitional Safe Harbour relief does not apply, the Group does not expect any material potential exposure to Pillar Two Top-Up Taxes, given the status of Pillar Two legislation adoption in the jurisdictions in which the group operates.

	2024	2023	2022
	US $ in millions
Current tax expenses
Current year	31.2	26.0	1,360.4
Taxes in respect of previous years	0.7	2.5	(2.6)
	31.9	28.5	1,357.8
Deferred tax expenses
Origination and reversal of temporary differences	19.3	(156.1)	40.5
Total income taxes in income statements	51.2	(127.6)	1,398.3

(b)	Reconciliation of effective tax rate The reconciliation is based on the Company’s domestic tax rate.

	2024	2023	2022
	US $ in millions

Profit (loss) for the year	2,153.8	(2,687.9)	4,629.0
Income taxes	51.2	(127.6)	1,398.3
Profit (loss) excluding income taxes	2,205.0	(2,815.5)	6,027.3

Income tax using the domestic corporation tax rate	507.2	(647.6)	1,386.3
Current year losses and other temporary differences
for which no deferred tax asset was recognized		488.7	2.3
Utilization of carried forward tax losses for which no
deferred tax assets were recognized	(471.0)
Effect of tax rates in foreign jurisdictions	9.2	7.4	0.4
Non-deductible expenses	0.2	5.8	7.3
Effect of different tax rates on specific gains	5.7	15.2	3.8
Effect of share of profits (losses) of associates	(0.5)	1.8	0.2
Other	0.4	1.1	(2.0)
	51.2	(127.6)	1,398.3

(c)	Deferred tax assets and liabilities

(i)	Recognized deferred tax assets and liabilities Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2024	2023	2024	2023	2024	2023
	US $ in millions

Fixed assets (including right of use assets) (*)			(591.7)	(428.9)	(591.7)	(428.9)
Financial instruments and	549.4	405.0			549.4	405.0
Employee benefits	13.4	13.4			13.4	13.4
Tax losses carry-forwards	0.5	0.4			0.5	0.4
Other items	8.3	6.6			8.3	6.6

Net deferred tax assets
(liabilities)	571.6	425.4	(591.7)	(428.9)	(20.1)	(3.5)

Net deferred tax assets
recognized in the statement
of the financial position					7.5	2.6
Net deferred tax liabilities
recognized in the statement
of the financial position					(27.6)	(6.1)
					(20.1)	(3.5)

In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

(ii)
Unrecognized deferred tax assets

On December 31, 2024 the group had carry forward tax losses in the amount of US$ 89 million (2023: US$ 1,003 million, 2022: US$ 90 million).

Deferred tax assets in the amount of US$ 20 million at December 31, 2024 (2023: US$ 483 million, 2022: US$ 14 million) have not been recognized in respect of the tax losses and other temporary differences, since it is not probable that future taxable profits will be available against which the Group can utilize the benefits therefrom. Under existing Israeli tax laws, there is no time limit for utilizing tax losses.

(d)	Movement in deferred tax assets and liabilities during the year
	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2024	(428.9)	405.0	13.4	0.4	6.6	(3.5)
Recognized in profit or loss	(162.8)	141.5	0.3	0.1	1.6	(19.3)
Recognized in other
comprehensive income		2.9	(0.3)		0.1	2.7
Balance at December 31, 2024	(591.7)	549.4	13.4	0.5	8.3	(20.1)

	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2023	(955.9)	783.7	12.9	6.8	3.4	(149.1)
Recognized in profit or loss	527.0	(368.2)	0.5	(6.4)	3.2	156.1
Recognized in other
comprehensive income		(10.5)				(10.5)
Balance at December 31, 2023	(428.9)	405.0	13.4	0.4	6.6	(3.5)

(e)	Tax assessments The tax assessments of the Company through (and including) the year 2020 are considered to be final.